SEGMENTS (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	$ 5,038	$ 4,966	$ 9,848	$ 9,948
Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	2,294	2,466	4,464	5,087
Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	2,271	2,090	4,423	4,046
Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	473	410	961	815
Us Group One [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	892	1,326	1,868	2,765
Us Group One [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	1,772	1,622	3,449	3,101
Us Group One [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	3	4	7	7
Europe Group Two [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	660	665	1,331	1,345
Europe Group Two [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	414	378	808	783
Europe Group Two [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	165	157	335	339
Rest Of The World [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	742	475	1,265	977
Rest Of The World [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	85	90	166	162
Rest Of The World [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	$ 305	$ 249	$ 619	$ 469